RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Related Parties
RELATED PARTIES

12.	RELATED PARTIES

The parties related to Codere Online include, in addition Codere Group’s subsidiaries, associates and jointly controlled entities, the Codere Online’s key management personnel, as well as all individuals who are related to them by a family relationship, and the entities over which key management personnel may exercise significant influence or control. Balances and transactions between Codere Online and other related parties outside of Codere Online’s consolidation perimeter are disclosed below.

06/30/2025

Related parties	Relation to Codere Online	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.A.	Subsidiary of Codere Group	-	899	899
Codere Newco S.A.U.	Parent of Codere Online	-	7,683	7,683
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,159	1,159
Other retail companies	Subsidiary of Codere Group	-	1,421	1,421
Latam retail companies	Subsidiary of Codere Group	-	3,249	3,249
Total		-	14,411	14,411

Balance at 06/30/2025

Related parties	Relation to Codere Online	Current financial assets (Note 5)	Trade receivables (Note 6)	Current Borrowings (Note 8)	Trade payables and other current liabilities (Note 9)
Codere Newco S.A.U.	Parent of Codere Online	5	-	11	1,006
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	75	-	339
Other retail companies	Subsidiary of Codere Group	-	-	112	715
Latam retail companies	Subsidiary of Codere Group	-	1,685	1,486	1,871
Total		5	1,760	1,609	3,931